MARKETING EXPENSES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Sales and marketing expense	$ 486,449	$ 101,772	$ 1,372,305	$ 564,840